Financial risk management - Aging of Debtors (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Financial risk management
Financial assets	€ 5,357,438	€ 5,834,526	[1]	€ 1,307,922	[1]
60 - 90 days | Trade receivables | Credit risk
Financial risk management
Financial assets	0	87		236
90 - 120 days | Trade receivables | Credit risk
Financial risk management
Financial assets	0	0		12
more than 120 days | Trade receivables | Credit risk
Financial risk management
Financial assets	€ 0	€ 0		€ 0

[1]	The historical consolidated financial information for 2019 and 2018 presented in this disclosure note has been adjusted mainly to correct for the amounts of other receivables and other payables that are outside the scope of IFRS 9.